CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.   CASH AND CASH EQUIVALENTS

The breakdown of cash and cash equivalents is as follows:

		2024		2025
		Balance		Balance
		Currency	Rupiah	Currency	Rupiah
	Currency	(in million)	equivalent	(in million)	equivalent
Cash on hand	Rp	—	14	—	39
Cash in banks
Related parties
PT Bank Rakyat Indonesia (Persero) Tbk. (“BRI”)	Rp	—	3,278	—	4,959
	US$	229	3,678	240	4,007
	TWD	2	1	4	2
PT Bank Mandiri (Persero) Tbk. (“Bank Mandiri”)	Rp	—	4,715	—	5,780
	US$	45	718	34	567
	EUR	2	37	2	44
	HKD	2	4	3	7
	JPY	6	1	6	1
	AU$	0	0	0	1
PT Bank Negara Indonesia (Persero) Tbk. (“BNI”)	Rp	—	4,180	—	2,785
	US$	31	506	39	652
	GBP	0	1	0	1
	SGD	0	0	0	0
	EUR	0	0	0	0
	AU$	—	—	0	0
PT Bank Tabungan Negara (Persero) Tbk. ("BTN")	Rp	—	4,097	—	2,925
Others (each below Rp100 billion)	Rp	—	147	—	208
	US$	0	0	0	0

Sub-total			21,363		21,939

Third parties
PT Bank Maybank Indonesia Tbk ("Maybank")	Rp	—	355	—	839
	MYR	1	5	1	4
The Hongkong and Shanghai Banking Corporation Ltd. ("HSBC Hongkong")	US$	6	102	22	364
	HKD	9	19	12	27
Standard Chartered Bank ("SCB")	US$	7	108	8	135
	SGD	5	55	12	160
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong")	US$	19	308	10	165
	HKD	0	1	0	1
Citibank, N.A. (“Citibank”)	Rp	—	35	—	7
	US$	2	25	7	119
	EUR	0	1	0	2
Others (each below Rp100 billion)	Rp	—	774	—	470
	US$	9	164	13	214
	SGD	2	20	2	23
	TWD	28	14	34	18
	MYR	0	2	1	3
	AU$	0	3	0	2
	MMK	167	1	15	0
	EUR	—	—	0	0
Sub-total			1,992		2,553
Total cash in banks			23,355		24,492
Time deposits
Related parties
BTN	Rp	—	1,400	—	1,530
	US$	7	104	—	—
BRI	Rp	—	647	—	1,159
	US$	18	283	10	168
	TWD	6	3	—	—
PT Bank Syariah Indonesia Tbk. (“BSI”)	Rp	—	1,688	—	1,150
BNI	Rp	—	566	—	497
	US$	10	162	34	567
Bank Pembangunan Daerah ("BPD")	Rp	—	962	—	804
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk. ("BJB")	Rp	—	370	—	58
	US$	12	195	22	367
Bank Mandiri	Rp	—	97	—	190
	US$	—	—	10	167
Sub-total			6,477		6,657
Third parties
PT Bank Mega Tbk. (“Bank Mega”)	Rp	—	1,922	—	433
	US$	18	287	38	637
PT Bank Pan Indonesia Tbk. ("Bank Panin")	Rp	—	274	—	909

PT Bank China Construction Bank Indonesia Tbk. ("CCB Indonesia")	Rp	—	—	—	184
	US$	10	153	13	209
PT Bank UOB Indonesia ("UOB Indonesia")	US$	16	259	16	274
	SGD	3	35	3	44
SCB	USD	9	145	7	117
Others (each below Rp100 billion)	Rp	—	500	—	206
	US$	30	478	1	13
	MYR	2	7	4	15
Sub-total			4,060		3,041

Total of time deposits			10,537		9,698
Allowance for expected credit losses			(1)		(1)
Total			33,905		34,228

Interest rates per annum on time deposits are as follows:

	2024	2025
Rupiah	0.53%-7.25%	0.53%-7.08%
Foreign currencies	2.55%-6.00%	1.01%-5.25%

The Group places the majority of its cash and cash equivalents in state-owned banks (related parties) that have good reputations and credit ratings. Based on management’s assessment of expected credit risk, there has been no significant increase in credit risk, therefore, the allowance for expected credit losses on these assets is not material.